RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Dec. 11, 2015
ADVISOR'S COMPENSATION AND RELATED PARTY TRANSACTIONS
Property acquisition costs, related party	$ 2,221,000	$ 1,293,000	$ 1,677,000
General and administrative to related party	1,020,000	171,000	286,000
Amended and Restated Advisory Agreement, as amended in January 2012 | Real Estate Investment Trust Management Corporation [Member]
ADVISOR'S COMPENSATION AND RELATED PARTY TRANSACTIONS
Property acquisition costs, related party	693,000	2,448,000	2,016,000
Director | Advisory Services
ADVISOR'S COMPENSATION AND RELATED PARTY TRANSACTIONS
Property acquisition costs, related party	863,000
Majestic Property Management Corp. | Real property management, real estate brokerage and construction supervision services
ADVISOR'S COMPENSATION AND RELATED PARTY TRANSACTIONS
Property acquisition costs, related party	34,000	56,000	28,000
Gould Investors L.P. | Shared services agreement
ADVISOR'S COMPENSATION AND RELATED PARTY TRANSACTIONS
General and administrative to related party	549,000	532,000	474,000
Affiliated Entity | Payment Of Acquisition Fee
ADVISOR'S COMPENSATION AND RELATED PARTY TRANSACTIONS
Property acquisition costs, related party	4,140,000	2,678,000	2,797,000
Affiliated Entity | Rent Expense
ADVISOR'S COMPENSATION AND RELATED PARTY TRANSACTIONS
Property acquisition costs, related party		64,000	149,000
Affiliated Entity | Insurance Reimbursement
ADVISOR'S COMPENSATION AND RELATED PARTY TRANSACTIONS
Property acquisition costs, related party	41,000	$ 15,000	$ 15,000
Unsecured Short Term Borrowing From Gould Investors L.P. | Notes Payable, Other Payables | Affiliated Entity
ADVISOR'S COMPENSATION AND RELATED PARTY TRANSACTIONS
Debt face amount				$ 8,000,000
Interest rate (as a percent)				5.24%
Interest expense, related party	$ 86,000